Long-term Purchase Obligations (Details) (CAD)	12 Months Ended
Feb. 28, 2015
Commitments Long-term Purchase Obligations 1	145,987
Commitments Long-term Purchase Obligations 2	152,702
Commitments Long-term Purchase Obligations 3	25,944
Commitments Long-term Purchase Obligations 4	1,399
Commitments Long-term Purchase Obligations 5	0
Commitments Long-term Purchase Obligations 6	0
Commitments Long-term Purchase Obligations 7	326,032